Related party disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party disclosures

27. Related party disclosures

Compensation of key management

Key management includes the Company’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	December 31,
	2023	2022	2021
	$	$	$
Salaries and short-term benefits	2,025	1,848	1,646
Consultant’s fees	-	17	163
Post-retirement benefits	37	63	70
Stock-based compensation	284	460	295
	2,346	2,388	2,174

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.